CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY	12 Months Ended
Dec. 31, 2014
CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY [Abstract]
CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY
23.	CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY

Under PRC laws and regulations, the Company's PRC subsidiary E-Sun Sky Computer and VIEs are restricted in their ability to transfer certain of its net assets to the Company in the form of dividend payments, loans or advances. The amounts restricted include paid up capital, retained earnings and statutory reserves, as determined pursuant to PRC generally accepted accounting principles, totaling RMB636,146 (US$102,528) as of December 31, 2014. The following is the condensed financial information of the Company on a parent company only basis.

Condensed balance sheets

	As of December 31, 2013	As of December 31, 2014	As of December 31, 2014
	RMB	RMB	US$

ASSETS
Current assets:
Cash and cash equivalents	369,936	93,748	15,109
Time deposits	121,085	372,450	60,028
Other current assets	194	5,964	962
Amounts due from intergroup companies	1,559	51,178	8,248

Total current assets	492,774	523,340	84,347

Non-current assets:
Investment in subsidiaries and VIEs	335,566	619,032	99,770
Property and equipment, net	527	462	74

Total non-current assets	336,093	619,494	99,844

TOTAL ASSETS	828,867	1,142,834	184,191

	As of December 31, 2013	As of December 31, 2014	As of December 31, 2014
	RMB	RMB	US$
LIABILITIES AND SHAREHOLDERS' EQUITY
Current liabilities:
Accrued payroll and welfare payable	-	62	10
Accrued expenses and other liabilities	12,098	11,217	1,807
Amounts due to intergroup companies	7,349	13,933	2,246

Total current liabilities	19,447	25,212	4,063

TOTAL LIABILITIES	19,447	25,212	4,063

Shareholders' equity :
Class A Ordinary shares, par value US$0.00005 per share, 700,000,000 shares authorized as of December 31, 2013 and 2014; 66,539,000 and 254,844,582 shares issued and outstanding as of December 31, 2013 and 2014, respectively	20	85	14
Class B Ordinary shares, par value US$0.00005 per share; 300,000,000 shares authorized as of December 31, 2013 and 2014; 262,197,451 and 96,634,529 shares issued and outstanding as of December 31, 2013 and 2014, respectively	94	36	6
Additional paid-in capital	967,233	1,106,234	178,293
Accumulated other comprehensive income	10,492	22,637	3,648
Accumulated deficit	(168,419)	(11,370)	(1,833)

Total shareholder's equity	809,420	1,117,622	180,128

TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	828,867	1,142,834	184,191

Condensed statements of comprehensive income

	For the years ended December 31,
	2012	2013	2014	2014
	RMB	RMB	RMB	US$

Net Revenues	-	-	-	-
Operating expenses:
Sales and marketing	-	-	(214)	(34)
General and administrative	(608)	(952)	(11,875)	(1,914)
Write-off of deferred offering expenses	(2,230)	-	(3,241)	(522)

Total operating expenses	(2,838)	(952)	(15,330)	(2,470)
Other operating expenses	(4)	-	-	-

Operating loss	(2,842)	(952)	(15,330)	(2,470)
Interest income	-	246	10,920	1,760
Interest expense	-	(4,712)	-	-
Changes in fair value of derivative component of the convertible note	-	(26,809)	-	-
Equity in profits of subsidiaries and VIEs	14,618	120,741	161,459	26,023

Income before income tax	11,776	88,514	157,049	25,313
Income tax benefit (expense)	(7,533)	17,540	-	-

Net income	4,243	106,054	157,049	25,313

Other comprehensive income (loss)
Foreign currency translation gain (loss)	58	(5,496)	12,145	1,957

Comprehensive income	4,301	100,558	169,194	27,270

Condensed statements of cash flows

	For the years ended December 31,
	2012	2013	2014	2014
	RMB	RMB	RMB	US$

Net cash generated from (used in) operating activities	38	7,387	(26,721)	(4,307)
Net cash generated from (used in) investing activities	511	(116,035)	(293,289)	(47,270)
Net cash generated from financing activities	2,302	479,896	42,315	6,820
Effect of exchange rate changes on cash and cash equivalents	-	(4,812)	1,507	243
Net increase (decrease) in cash and cash equivalents	2,851	366,436	(276,188)	(44,514)
Cash and cash equivalents at beginning of the year	649	3,500	369,936	59,623
Cash and cash equivalents at end of the year	3,500	369,936	93,748	15,109

Basis of presentation

Condensed financial information is used for the presentation of the Company, or the parent company. The condensed financial information of the parent company has been prepared using the same accounting policies as set out in the Company's consolidated financial statements except that the parent company used the equity method to account for investment in its subsidiaries and VIEs.

The parent company records its investment in its subsidiaries and VIEs under the equity method of accounting as prescribed in ASC 323, “Investments-Equity Method and Joint Ventures”. Such investments are presented on the condensed balance sheets as “Investment in subsidiaries and VIEs” and their respective profit or loss as “Equity in profits of subsidiaries and VIEs” on the condensed statements of comprehensive income. Equity method accounting ceases when the carrying amount of the investment, including any additional financial support, in a subsidiary and VIEs is reduced to zero unless the parent company has guaranteed obligations of the subsidiary and VIEs or is otherwise committed to provide further financial support. If the subsidiary and VIEs subsequently reports net income, the parent company shall resume applying the equity method only after its share of that net income equals the share of net losses not recognized during the period the equity method was suspended.

The parent company's condensed financial statements should be read in conjunction with the Group's consolidated financial statements.